                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12-31-01

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 400 Royal Palm Way
         Suite 212
         Palm Beach, FL 33480

Form 13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill, Jr.
Title: Chief Financial Officer
Phone: 561-832-4110

Signature, Place, and Date of Signing:

 /s/ J. W. O'Neill, Jr.                Palm Beach, FL                  4-14-03
------------------------           ----------------------           ------------
     [Signature]                       [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number           Name

    28-
       -------------------           ---------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        -----------
Form 13F Information Table Entry Total:     85
                                        -----------
Form 13F Information Table Value Total:   100,755
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number        Name

           28-                         NONE
    ----   -------------------         ---------------------------------
    [Repeat as necessary.]

Otter Creek Management
PORTFOLIO APPRAISAL
31-Dec-01

FOR M 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                                     -
Form 13F Information Table Entry Total:                               85
Form 13F Information Table Value Total:                          100,755

FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY

                                                                                                                           SHARES/
NAME OF ISSUER                                                   TITLE OF CLASS              CUSIP        VALUE (x$1000)   PRN AMT
------------------------------------------------          ----------------------------     ---------      --------------  ---------
ABITIBI-CONSOLIDATED INC                                  COMMON STOCK                     003924107                 73      10,000
ACCEPTANCE INSURANCE COMPANIES INC                        COMMON STOCK                     004308102                 77      15,200
ADAPTEC INC CONV SUB NOTES                                CONVERTIBLE BONDS                00651fac2                459     494,000
ADELPHIA COMMUNICATIONS CORP CONV SUB NTS 3.25%
  05/01/2021                                              DEFAULTED CORPORATE BONDS        006848bh7              2,013   2,000,000
AEGON NV-ORD AMERICAN REGD DG 1 PAR                       COMMON STOCK                     007924103                755      28,218
ALBANY MOLECULAR RESH INC COM                             COMMON STOCK                     012423109                646      24,400
ALLEGIANT BANCORP INC COM                                 COMMON STOCK                     017476102                305      22,217
ANADARKO PETROLEUM APC 0 03/13/21                         CONVERTIBLE BONDS                032511AQ0              1,470   1,500,000
ANSWERTHINK INC                                           COMMON STOCK                     036916104                406      62,100
APPLIED FILMS CORP COM                                    COMMON STOCK                     038197109                972      31,100
ARBOR SOFTWARE CORP SUB NOTE CONV                         CONVERTIBLE BONDS                038918ac2                 51      59,000
ASM LITHOGRAPHY HOLDINGS N V CONV SUB NOTES 144A          CONVERTIBLE BONDS                00207eab6              1,526   1,800,000
BANK PLUS CORP                                            COMMON STOCK                     064446107                327      45,000
BANKATLANTIC BANCORP INC CONV SUB DEBS                    CONVERTIBLE BONDS                065908ac9                126     130,000
BOC FINL CORP COM                                         COMMON STOCK                     055952105                229      23,506
BURLINGTON RES INC COM                                    COMMON STOCK                     122014103              5,256     140,000
CABLE & WIRELESS PLC SPONSORED ADR                        AMERICAN DEPOSITORY RECEIPTS     126830207                341      23,000
CALDERA INTERNATIONAL INC                                 COMMON STOCK                     12877q107                 12      14,100
CIENA CORP NT CVT3.750% 02/01/2008 DD 02/09/01            CONVERTIBLE BONDS                171779AA9              3,674   5,740,000
CLARENT CORP                                              COMMON STOCK                     180461105                184     611,850
CORNING CVTZEROCPN 11/08/2015 DD 11/08/00                 CONVERTIBLE BONDS                219350AJ4              3,105   6,000,000
DECS TRUST IV DECS EXCHANGEABLE INTO MAXTO                COMMON STOCK                     243664208                757     120,100
DEVON ENERGY COR SR DEB CONVZEROCPN 06/27/2020
  DD 12/01/00                                             CONVERTIBLE BONDS                25179MAD5              4,273   9,549,000
DIAMOND OFFSHORE DRILLING INC DEB ZERO CPN                CONVERTIBLE BONDS                25271cac6              2,005   4,000,000
DRUGSTORE COM INC COM                                     COMMON STOCK                     262241102                692     354,700
EL PASO CORP CONV DEB 0% CPN                              CONVERTIBLE BONDS                28336lac3              3,453   8,500,000
ELECTRIC FUEL CORP COM                                    COMMON STOCK                     284871100                 33      20,000
EMPIRE FEDERAL BANCORP INC                                COMMON STOCK                     291657104                402      27,747
ENERGY FACTORS CV S/D-REG                                 CONVERTIBLE BONDS                292667ab8                332     400,000
EOG RES INC                                               COMMON STOCK                     26875p101                391      10,000
EVOLVING SYSTEMS INC                                      COMMON STOCK                     30049r100                 24      30,000
FINANCIAL INDS CORP                                       COMMON STOCK                     317574101                407      30,000
FLOW INTL INC                                             COMMON STOCK                     343468104              3,685     297,922
FREEPORT MCMORAN COPPER & GOLD INC-DEP SHS                PREFERRED STOCK                  35671d600              3,155     136,600
FREEPORT-MCMORAN COPPER & GOLDDEP SH REP 0                CONVERTIBLE PREFERRED            35671D501                678      43,300
GATX CORP COM                                             COMMON STOCK                     361448103                748      23,000
GENERAL MOTORS CORP-CL H NEW                              COMMON STOCK                     370442832                386      25,000
GLOBESPAN VIRATA INC                                      COMMON STOCK                     37957v106                400      30,906
GREAT LAKES CHEMICAL CORP                                 COMMON STOCK                     390568103                243      10,000
HANOVER COMPRESSOR                                        CONVERTIBLE BONDS                410768ac9              2,294   2,500,000
HANOVER COMPRESSOR CO HOLDING CO                          COMMON STOCK                     410768105                323      12,800
HOME FEDERAL BANCORP                                      COMMON STOCK                     436926109                448      24,000
HUMAN GENOME SCIENCES INC SUB NTE CONV                    CONVERTIBLE BONDS                444903af5                450     500,000
INNOVEDA INC COM                                          COMMON STOCK                     45769f102                290     161,100
INTERNAP NETWORK SVCS CORP COM                            COMMON STOCK                     45885A102                458     394,900
INTERNATIONAL RECTIFIER CORP4.250% 07/15/2007
  DD 07/19/00                                             CONVERTIBLE BONDS                460254AE5              6,580   8,000,000
JUNIPER NETWORKS INC SUB NT CONV                          CONVERTIBLE BONDS                48203raa2              1,445   2,000,000
KERR MCGEE CORP DECS % EXCHANGEABLE INTO C                PREFERRED STOCK                  492386305              1,406      37,000
LSB FINANCIAL CORP                                        COMMON STOCK                     501925101                398      24,500
MAVERICK TUBE CORP COM                                    COMMON STOCK                     577914104              3,080     237,800
MERCURY INTERACTIVE CORP SUB NT CONV                      CONVERTIBLE BONDS                589405ab5              1,618   2,000,000
MOTOROLA INC SUB LIQUID YLD OPT NOTE ZERO                 CONVERTIBLE BONDS                620076aj8              1,593   2,124,000
NATIONAL-OILWELL INC                                      COMMON STOCK                     637071101              1,443      70,000
NIAGARA MOHAWK HLDGS COM                                  COMMON STOCK                     653520106              1,330      75,000
OAK INDUSTRIES INC SUB CONV NTS                           CONVERTIBLE BONDS                671400al3              1,209   1,353,000
OMNIVISION TECHNOLOGIES INC                               COMMON STOCK                     682128103                146      16,300
PARK ELECTROCHEMICAL COM                                  COMMON STOCK                     700416209                660      25,000
PC-TEL INC COM                                            COMMON STOCK                     69325Q105                622      64,100
PETROCORP INC                                             COMMON STOCK                     71645N101              3,893     432,530
PHARMACEUTICAL HOLDRS TR DEPOSITARY RCPT                  COMMON STOCK                     71712a206                246       2,500
Progress Energy-CONT. VALUE OBLIG.                        COMMON STOCK                     743263aa3                118     337,000
QUANTUM CORP CONV SUB NOTE                                CONVERTIBLE BONDS                747906ac9                880   1,000,000
SAGE INC                                                  COMMON STOCK                     786632109              2,554      68,900
SEALED AIR CORP NEW                                       COMMON STOCK                     81211k100                286       7,000
SHAW GROUP INC LIQUID YIELD OPT NT 144A                   CONVERTIBLE BONDS                820280aa3              1,015   2,000,000
SHAW GROUP INC LIQUID YIELDXEROCPN 05/01/2021
  DD 06/19/01                                             CONVERTIBLE BONDS                820280AC9              2,411   4,750,000
SIGNAL TECHNOLOGY CORP                                    COMMON STOCK                     826675100                488      85,200
SILVERSTREAM SOFTWARE COM                                 COMMON STOCK                     827907106                 68      10,000
SOLECTRON CORP SR LIQUID YIELD OPT NTE                    CONVERTIBLE BONDS                834182AJ6              1,266   2,500,000
SOLECTRON CORP SR LIQUID YIELD OPT NTE                    CONVERTIBLE BONDS                834182ak3              4,717   8,900,000
SOUTHWEST GAS CORP COM                                    COMMON STOCK                     844895102              1,077      48,200
STANDARD MOTOR PRODUCTS INC SUB DEB CONV                  CONVERTIBLE BONDS                853666ab1                738   1,000,000
TELXON CORP SUB NT CV                                     CONVERTIBLE BONDS                879700ac6              2,379   2,465,000
THREE-FIVE SYS INC                                        COMMON STOCK                     88554L108              1,604     100,800
TIDEWATER INC COM                                         COMMON STOCK                     866423102                339      10,000
TIVO INC                                                  COMMON STOCK                     888706108                 66      10,100
TRANSWITCH CORP                                           CONVERTIBLE BONDS                894065ab7                995   1,700,000
TRIMBLE NAV LTD                                           COMMON STOCK                     896239100              1,778     109,700
TRIQUINT SEMICONDUCTOR INC CONV SUB NOTE REGD             CONVERTIBLE BONDS                89674kab9                730   1,000,000
UNB CORP OHIO COM                                         COMMON STOCK                     903056109                186      10,000
USF&g SPC 0 03/03/09                                      CONVERTIBLE BONDS                903290AD6                764   1,000,000
VESTA INS GROUP INC COM                                   COMMON STOCK                     92591104                 700      87,500
WESTAIM CORP COM                                          COMMON STOCK                     956909105                219      53,800
WESTAR ENERGY INC                                         COMMON STOCK                     95709t100                516      30,000
WIND RIVER SYSTEMS INC CONV SUB NOTES                     CONVERTIBLE BONDS                973149ac1                858     880,000

                                                                                                                   VOTING AUTHORITY
                                                              SH/        PUT/INVSTMT          OTHER
NAME OF ISSUER                                                PRN       CALL DSCRETN       MANAGERS SOLE    SHARED
------------------------------------------------              ---       ------------       -------------    ------
ABITIBI-CONSOLIDATED INC                                       SH           SOLE                10,000
ACCEPTANCE INSURANCE COMPANIES INC                             SH           SOLE                15,200
ADAPTEC INC CONV SUB NOTES                                    PRN           SOLE               494,000
ADELPHIA COMMUNICATIONS CORP CONV SUB NTS 3.25%
    05/01/2021                                                PRN           SOLE             2,000,000
AEGON NV-ORD AMERICAN REGD DG 1 PAR                            SH           SOLE                28,218
ALBANY MOLECULAR RESH INC COM                                  SH           SOLE                24,400
ALLEGIANT BANCORP INC COM                                      SH           SOLE                22,217
ANADARKO PETROLEUM APC 0 03/13/21                             PRN           SOLE             1,500,000
ANSWERTHINK INC                                                SH           SOLE                62,100
APPLIED FILMS CORP COM                                         SH           SOLE                31,100
ARBOR SOFTWARE CORP SUB NOTE CONV                             PRN           SOLE                59,000
ASM LITHOGRAPHY HOLDINGS N V CONV SUB NOTES 144A              PRN           SOLE             1,800,000
BANK PLUS CORP                                                 SH           SOLE                45,000
BANKATLANTIC BANCORP INC CONV SUB DEBS                        PRN           SOLE               130,000
BOC FINL CORP COM                                              SH           SOLE                23,506
BURLINGTON RES INC COM                                         SH           SOLE               140,000
CABLE & WIRELESS PLC SPONSORED ADR                             SH           SOLE                23,000
CALDERA INTERNATIONAL INC                                      SH           SOLE                14,100
CIENA CORP NT CVT3.750% 02/01/2008 DD 02/09/01                PRN           SOLE             5,740,000
CLARENT CORP                                                   SH           SOLE               611,850
CORNING CVTZEROCPN 11/08/2015 DD 11/08/00                     PRN           SOLE             6,000,000
DECS TRUST IV DECS EXCHANGEABLE INTO MAXTO                     SH           SOLE               120,100
DEVON ENERGY COR SR DEB CONVZEROCPN 06/27/2020
  DD 12/01/00                                                 PRN           SOLE             9,549,000
DIAMOND OFFSHORE DRILLING INC DEB ZERO CPN                    PRN           SOLE             4,000,000
DRUGSTORE COM INC COM                                          SH           SOLE               354,700
EL PASO CORP CONV DEB 0% CPN                                  PRN           SOLE             8,500,000
ELECTRIC FUEL CORP COM                                         SH           SOLE                20,000
EMPIRE FEDERAL BANCORP INC                                     SH           SOLE                27,747
ENERGY FACTORS CV S/D-REG                                     PRN           SOLE               400,000
EOG RES INC                                                    SH           SOLE                10,000
EVOLVING SYSTEMS INC                                           SH           SOLE                30,000
FINANCIAL INDS CORP                                            SH           SOLE                30,000
FLOW INTL INC                                                  SH           SOLE               297,922
FREEPORT MCMORAN COPPER & GOLD INC-DEP SHS                     SH           SOLE               136,600
FREEPORT-MCMORAN COPPER & GOLDDEP SH REP 0                     SH           SOLE                43,300
GATX CORP COM                                                  SH           SOLE                23,000
GENERAL MOTORS CORP-CL H NEW                                   SH           SOLE                25,000
GLOBESPAN VIRATA INC                                           SH           SOLE                30,906
GREAT LAKES CHEMICAL CORP                                      SH           SOLE                10,000
HANOVER COMPRESSOR                                            PRN           SOLE             2,500,000
HANOVER COMPRESSOR CO HOLDING CO                               SH           SOLE                12,800
HOME FEDERAL BANCORP                                           SH           SOLE                24,000
HUMAN GENOME SCIENCES INC SUB NTE CONV                        PRN           SOLE               500,000
INNOVEDA INC COM                                               SH           SOLE               161,100
INTERNAP NETWORK SVCS CORP COM                                 SH           SOLE               394,900
INTERNATIONAL RECTIFIER CORP4.250% 07/15/2007
  DD 07/19/00                                                 PRN           SOLE             8,000,000
JUNIPER NETWORKS INC SUB NT CONV                              PRN           SOLE             2,000,000
KERR MCGEE CORP DECS % EXCHANGEABLE INTO C                     SH           SOLE                37,000
LSB FINANCIAL CORP                                             SH           SOLE                24,500
MAVERICK TUBE CORP COM                                         SH           SOLE               237,800
MERCURY INTERACTIVE CORP SUB NT CONV                          PRN           SOLE             2,000,000
MOTOROLA INC SUB LIQUID YLD OPT NOTE ZERO                     PRN           SOLE             2,124,000
NATIONAL-OILWELL INC                                           SH           SOLE                70,000
NIAGARA MOHAWK HLDGS COM                                       SH           SOLE                75,000
OAK INDUSTRIES INC SUB CONV NTS                               PRN           SOLE             1,353,000
OMNIVISION TECHNOLOGIES INC                                    SH           SOLE                16,300
PARK ELECTROCHEMICAL COM                                       SH           SOLE                25,000
PC-TEL INC COM                                                 SH           SOLE                64,100
PETROCORP INC                                                  SH           SOLE               432,530
PHARMACEUTICAL HOLDRS TR DEPOSITARY RCPT                       SH           SOLE                 2,500
Progress Energy-CONT. VALUE OBLIG.                             SH           SOLE               337,000
QUANTUM CORP CONV SUB NOTE                                    PRN           SOLE             1,000,000
SAGE INC                                                       SH           SOLE                68,900
SEALED AIR CORP NEW                                            SH           SOLE                 7,000
SHAW GROUP INC LIQUID YIELD OPT NT 144A                       PRN           SOLE             2,000,000
SHAW GROUP INC LIQUID YIELDXEROCPN 05/01/2021
  DD 06/19/01                                                 PRN           SOLE             4,750,000
SIGNAL TECHNOLOGY CORP                                         SH           SOLE                85,200
SILVERSTREAM SOFTWARE COM                                      SH           SOLE                10,000
SOLECTRON CORP SR LIQUID YIELD OPT NTE                        PRN           SOLE             2,500,000
SOLECTRON CORP SR LIQUID YIELD OPT NTE                        PRN           SOLE             8,900,000
SOUTHWEST GAS CORP COM                                         SH           SOLE                48,200
STANDARD MOTOR PRODUCTS INC SUB DEB CONV                      PRN           SOLE             1,000,000
TELXON CORP SUB NT CV                                         PRN           SOLE             2,465,000
THREE-FIVE SYS INC                                             SH           SOLE               100,800
TIDEWATER INC COM                                              SH           SOLE                10,000
TIVO INC                                                       SH           SOLE                10,100
TRANSWITCH CORP                                               PRN           SOLE             1,700,000
TRIMBLE NAV LTD                                                SH           SOLE               109,700
TRIQUINT SEMICONDUCTOR INC CONV SUB NOTE REGD                 PRN           SOLE             1,000,000
UNB CORP OHIO COM                                              SH           SOLE                10,000
USF&g SPC 0 03/03/09                                          PRN           SOLE             1,000,000
VESTA INS GROUP INC COM                                        SH           SOLE                87,500
WESTAIM CORP COM                                               SH           SOLE                53,800
WESTAR ENERGY INC                                              SH           SOLE                30,000
WIND RIVER SYSTEMS INC CONV SUB NOTES                         PRN           SOLE               880,000